Note Borrowings (Notes payable) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Others	$ 18,642	$ 18,071
Notes payable	1,536,356	1,574,852
Advances due 2017 To 2029 with fixed Rates 0.84% to 4.19% (2016- 0.81% to 4.19%)
Debt Instrument [Line Items]
Advances with the FHLB	572,307	608,193
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019 (2016 - 0.22% to 0.34%)
Debt Instrument [Line Items]
Advances with the FHLB	34,164	34,164
Floating Rate from 0.09% to 0.24% over the 3 month LIBOR with maturities ranging from 2018 to 2019 (2016 - (0.01)% to 0.24%)
Debt Instrument [Line Items]
Advances with the FHLB	25,019	30,313
Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually, net of debt issuance costs of $3,127 for 2017 and $5,212 for 2016
Debt Instrument [Line Items]
Long Term Debt	446,873	444,788
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $449 for 2017 and $476 for 2016
Debt Instrument [Line Items]
Long Term Debt	$ 439,351	$ 439,323